Shareholders’ equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders’ equity

Note 11 – Shareholders’ equity

Class A and B Ordinary shares

The Company is authorized to issue 90,000,000 shares of Class A Ordinary Shares of par value $0.0005 each and 10,000,000 shares of Class B Ordinary Shares of par value $0.0005 each.

Holders of our Class A Ordinary Shares and Class B Ordinary Shares will have the same rights except for voting and conversion rights. Except for any resolutions to be passed for the purpose of extending the five-year period from the date of issuance of the relevant Class B ordinary shares (subject to any extension) following which such Class B Ordinary Shares shall be automatically and immediately converted into an equal number of Class A Ordinary shares (“Class B Validity Period”), each Class A Ordinary Share shall entitle the holder thereof to one vote on all matters subject to vote at our general meetings and each Class B Ordinary Share shall entitle the holder thereof to five votes on all matters subject to vote at our general meetings. In relation to any resolutions to be passed for the purpose of extending the Class B Validity Period, each Class A Ordinary Share shall entitle the holder thereof to one vote and each Class B Ordinary Share shall entitle the holder thereof to one vote.

Class B Ordinary Shares shall be automatically and immediately converted into an equal number of Class A Ordinary Shares upon (i) the expiration of the Class B Validity Period, and (ii) the transfer of Class B Ordinary Shares. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.

No Class B Ordinary Share shall be transferred within the first two years from the date of its issuance unless prior written consent from all the Directors is obtained. Upon any transfer of Class B Ordinary Shares, such Class B Ordinary Shares shall be converted automatically to Class A Ordinary Shares. Class B Ordinary Shares are valid for 5 years from the date of issuance (the “Class B Validity Period”), after which the Class B Ordinary Shares shall automatically be converted into Class A Ordinary Shares. The Class B Validity Period may be extended for periods of 3 years (the “Extension”). Any Extension must be approved by both the holders of Class A Ordinary Shares and Class B Ordinary Shares by way of an ordinary resolution.

On February 26, 2024, the Company amended its authorized share capital from US$50,000 divided into 5,000,000 ordinary shares of par value US$0.01 each, to US$50,000 divided into 100,000,000 ordinary shares of par value US$0.0005 each of a single class. On September 25, 2024, the authorized share capital of our Company was further amended to US$50,000 divided into 100,000,000 ordinary shares of nominal or par value US$0.0005 each, comprising 90,000,000 Class A Ordinary Shares of par value US$0.0005 each and 10,000,000 Class B Ordinary Shares of par value US$0.0005 each. On September 25, 2024, the Company re-designated the 20 ordinary shares into 20 Class B Ordinary Shares at par value US$0.0005 each.

On September 30, 2024, the Company entered into restructuring agreement with the shareholders of Knorex SG, resulting in the shareholders of Knorex SG becoming 100% shareholders of the Company and the Company now owns 100% of Knorex SG. As part of the Reorganization, the Company has a total of 22,477,825 Class A Ordinary Shares of par value US$0.0005 each and 4,780,575 Class B Ordinary Shares of par value US$0.0005 each. As a result, since incorporation, the Company’s outstanding shares have increased from 1 share to become 27,258,400 ordinary shares.

The Company considered the change in its authorized share capital on February 26, 2024 to be a 1-for-20 split of its ordinary shares. The new issuance of an aggregate of 27,258,380 Class A Ordinary Shares of par value US$0.0005 each and Class B Ordinary Shares of par value US$0.0005 each on September 30, 2024 were part of the Reorganization prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying unaudited condensed consolidated financial statements have been retroactively adjusted to reflect the share split.

As of June 30, 2025 and December 31, 2024, the Company has 22,642,538 and 22,477,825 Class A Ordinary Shares issued and outstanding, respectively.

As of June 30, 2025 and December 31, 2024, the Company has 4,780,575 and 4,780,575 Class B Ordinary Shares issued and outstanding.

Warrants

On April 1, 2024, the Company issued a total of 251,608 warrants to the Company’s Class A Ordinary Shares investors in connection Class A Ordinary Share equity financing. The Company estimates that the fair value of the warrants on the date of grant is US$277,609, using Black-Scholes Model. The fair value of the warrants is estimated using the following assumptions: (1) expected volatility of 56.83% using comparable companies, (2) risk-free interest rate of 4.72%, (3) expected life of 2 years, (4) exercise price of US$3.33 (70% of stock price), and (5) stock price of US$4.75 (the midpoint of the estimated proposed IPO price range of $4.00 and $5.50 per share).

In March 2024, a total of 810,425 warrants were exercised to subscribe for the Company’s Class A Ordinary Shares for a total consideration of approximately US$1.3 million.

On October 9, 2024, one of the Company’s warrant holders forfeited its exercise rights and cancelled its existing 67,850 warrants.

In January 2025, a batch of 4,527,387 warrants were cancelled and reissued with expiry dates of between March 4, 2026 and December 19, 2027, and exercise price of between US$1.497 and US$2.074. A second batch of 251,608 warrants was cancelled and reissued with exercise price of US$2.60 and expiry date of June 30, 2027 with an additional 170,161 warrants being issued as the previous warrants number were being estimated based upon the estimated IPO price of US$4.75, the midpoint of the estimated proposed IPO price range of $4.00 and $5.50 per share. The Company accounts for these cancellation and reissued warrants as modification of a freestanding equity-classified of warrants as an exchange of the original instrument for a new instrument that is not related to a financing transaction and recognized approximately US$1.2 million of the incremental fair value of the outstanding warrants as a dividend in accordance with ASC 815.

In January 2025, a total of 164,713 warrants were exercised to subscribe for 164,713 Class A Ordinary Shares for a total consideration of approximately US$0.2 million.

In June 2025, a total of 100,000 warrants were issued as part of the consideration of the issuance of short-term third party loans (see Note 7). The total consideration of the fair value of the warrants amounted to approximately US$0.2 million and recognized as debt discount to the short-term third party loans and credited to additional paid-in capital.

The summary of warrants activity is as follows:

	Warrants Outstanding	Warrants Exercisable	Class A Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
				US$
December 31, 2023	5,570,275	5,570,275	5,570,275	$1.66	1.63
Granted	251,608 *	251,608	251,608	$3.33	2.00
Forfeited	-	-	-	$-	-
Exercised	(810,425)	(810,425)	(810,425)	$1.65	-
June 30, 2024	5,011,458	5,011,458	5,011,458	$1.74	1.15

December 31, 2024	4,943,608	4,943,608	4,943,608	$1.73	0.59
Granted	4,949,156	4,949,156	4,949,156	$1.65	1.85
Forfeited	(4,778,995)	(4,778,995)	(4,778,995)	$1.73	-
Exercised	(164,713)	(164,713)	(164,713)	$1.65	-
June 30, 2025	4,949,156	4,949,156	4,949,156	$1.65	1.38

*	The number of warrants were estimated based upon the IPO price of US$4.75, the midpoint of the estimated proposed IPO price range of $4.00 and $5.50 per share.

The outstanding warrants of Knorex SG were swapped over to the Company’s warrants upon the effectiveness of the Reorganization as discussed in Note 1.